LEASES - Future payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Less: Current Portion of Lease Liability	$ (1,565)	$ (1,452)
Operating Lease Liabilities, Net of Current Portion	6,860	7,704
Finance Leases
Less: Current Portion of Lease Liability	(889)	(387)
Finance Lease Liabilities, Net of Current Portion	1,688	$ 1,520
Total
2025	3,509
2026	2,929
2027	2,513
2028	1,465
2029	1,260
Thereafter	2,851
Total Future Minimum Lease Payments	14,527
Less: Imputed Interest	(3,525)
Present Value of Lease Liability	11,002
Less: Current Portion of Lease Liability	(2,454)
Present Value of Lease Liability, Net of Current Portion	8,548
Third Parties
Operating Leases
2025	1,399
2026	1,373
2027	1,127
2028	537
2029	542
Thereafter	1,059
Total Future Minimum Lease Payments	6,037
Less: Imputed Interest	(1,559)
Present Value of Lease Liability	4,478
Less: Current Portion of Lease Liability	(926)
Operating Lease Liabilities, Net of Current Portion	3,552
Finance Leases
2025	1,095
2026	892
2027	705
2028	229
2029	1
Thereafter	1
Total Future Minimum Lease Payments	2,923
Less: Imputed Interest	(346)
Present Value of Lease Liability	2,577
Less: Current Portion of Lease Liability	(889)
Finance Lease Liabilities, Net of Current Portion	1,688
Related Parties
Operating Leases
2025	1,015
2026	664
2027	681
2028	699
2029	717
Thereafter	1,791
Total Future Minimum Lease Payments	5,567
Less: Imputed Interest	(1,620)
Present Value of Lease Liability	3,947
Less: Current Portion of Lease Liability	(639)
Operating Lease Liabilities, Net of Current Portion	$ 3,308